STOCKHOLDERS' EQUITY - Warrants (Details)		6 Months Ended	12 Months Ended
	Feb. 24, 2020 $ / shares shares	Jun. 30, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 09, 2020 $ / shares	Aug. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 shares	May 31, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants to purchase shares | shares		0					99,960	2,442,440
Number of common stock purchased by each warrant | shares								1
Revenue generated per share								$ 35.00
Exercise price						$ 3.34		$ 3.34
Warrants and Rights Outstanding | $			$ 93,328,000
Fair value of the warrants | $			$ 200,000	$ 1,000,000.0		$ 1,700,000
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants issued | shares			122,073	611,969
Class of Warrant or Right, Outstanding | shares			15,007,494
Divisional Factor for Conversion of Debt to Warrants	$ 1.00
Common Class A
Class of Warrant or Right [Line Items]
Common stock par value (in dollars per share)		0.0001	$ 0.0001
Trine Warrants
Class of Warrant or Right [Line Items]
Exercise price	$ 11.50	11.50	11.50
Warrant redemption price		0.01	0.01
Share Price		$ 10.00	$ 10.00
Warrant exercisable term		30 days	30 days
Warrants and Rights Outstanding, Term		5 years	5 years
Debt Instrument, Convertible, Threshold Trading Days | D		20	20
Debt Instrument, Convertible, Threshold Consecutive Trading Days | D		30	30
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares	1,500,000
Trine Warrants | Common Class A
Class of Warrant or Right [Line Items]
Number of common stock purchased by each warrant | shares		1	1
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Trine Warrants | Warrants
Class of Warrant or Right [Line Items]
Number of common stock purchased by each warrant | shares		0.5	0.5
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares | shares		8,503,000	8,503,000
Number of common stock purchased by each warrant | shares		1
Exercise price		$ 11.50	$ 11.50
Warrant redemption price		$ 1.00	$ 1.00
Warrants and Rights Outstanding | $		$ 8,503,000	$ 8,503,000
Fair value of the warrants | $		$ 56,600,000
Minimum
Class of Warrant or Right [Line Items]
Share Price			$ 5.13
Minimum | Trine Warrants | Common Class A
Class of Warrant or Right [Line Items]
Share Price		$ 18.00	$ 18.00